RELATED PARTY TRANSACTIONS - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	¥ 252,263	$ 36,575	¥ 212,901
Amounts due to related parties:
Amounts due to related parties	841,191	121,962	1,309,317
Kingsoft Group | Trade related
Amounts due from related parties:
Amounts due from related parties	34,550	5,009	26,868
Amounts due to related parties:
Amounts due to related parties	14,069	2,040	15,092
Kingsoft Group | Non-trade related
Amounts due from related parties:
Amounts due from related parties	10,868	1,576	10,863
Amounts due to related parties:
Amounts due to related parties	29,284	4,246	529,284
Xiaomi Group | Trade related
Amounts due from related parties:
Amounts due from related parties	200,577	29,081	175,170
Amounts due to related parties:
Amounts due to related parties	44,245	6,415	55,853
Xiaomi Group | Non-trade related
Amounts due to related parties:
Amounts due to related parties	753,593	109,261	¥ 709,088
Others | Trade related
Amounts due from related parties:
Amounts due from related parties	¥ 6,268	$ 909